Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) item	Dec. 31, 2018 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	450	473
Proceedings amount | $	$ 599,869	$ 576,532
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	35	47
Proceedings amount | $	$ 373,555	$ 229,935
Ordinary Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	50	51
Proceedings amount | $	$ 3,295	$ 6,086
Ordinary Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	75	40
Proceedings amount | $	$ 86,363	$ 12,101
Arbitration [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	1	1
Proceedings amount | $	$ 67,232	$ 261,754
Special labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	57	59
Proceedings amount | $	$ 307	$ 320
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	156	189
Proceedings amount | $	$ 60,177	$ 58,481
Executive Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	11	15
Proceedings amount | $	$ 4,028	$ 4,286
Guardianship [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	4	6
Executive Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	61	65
Proceedings amount | $	$ 4,912	$ 3,569